Note 8 - Fair Value Transfer Between Levels - Liabilities (Details) - Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading Member [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Level 1 Of Fair Value Hierarchy [Member]
Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	€ 0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	0
Level 2 Of Fair Value Hierarchy [Member]
Level Transfer Liabilities Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Liabilities	0
Transfers Into Level 3 Of Fair Value Hierarchy Liabilities	0
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Liabilities	€ 0